LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	12 Months Ended
Dec. 31, 2023
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES	FUTURE POLICY BENEFITS
The reconciliation of the balances described in the table below to the “Future policy benefits” in the statements of financial position is as follows.

AS OF DEC. 31 US$ MILLIONS	2023	2022
Future policy benefits
Direct Insurance	$3,147	$3,136
Pension Risk Transfer	4,521	2,964
Deferred profit liability
Direct Insurance	98	24
Pension Risk Transfer	228	187
Other contracts and VOBA liability	1,819	1,700
Total future policy benefits	$9,813	$8,011
a.Future Policy Benefits
The balances and changes in the liability for future policy benefits are as follows:

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Direct Insurance	Pension Risk Transfer	Total
Present value of expected net premiums
Balance, beginning of year	$3,775	$—	$3,775
Beginning balance at original discount rate	4,088	—	4,088
Effect of changes in cash flow assumptions[1]	(317)	—	(317)
Effect of actual variances from expected experience	(59)	—	(59)
Adjusted beginning of year balance	3,712	—	3,712
Issuances	109	1,431	1,540
Interest accrual	131	12	143
Net premiums collected	(424)	(1,444)	(1,868)
Derecognitions (lapses and withdrawals)	(38)	1	(37)
Ending balance at original discount rate	3,490	—	3,490
Effect of changes in discount rate assumptions	(119)	—	(119)
Balance, end of year	$3,371	$—	$3,371

Present value of expected future policy benefits
Balance, beginning of year	$6,911	$2,964	$9,875
Beginning balance at original discount rate	7,546	3,305	10,851
Effect of changes in cash flow assumptions[1]	(322)	(17)	(339)
Effect of actual variances from expected experience	(82)	(4)	(86)
Adjusted beginning of year balance	7,142	3,284	10,426
Issuances	109	1,443	1,552
Interest accrual	243	166	409
Benefit payments	(655)	(304)	(959)
Derecognitions (lapses and withdrawals)	(38)	2	(36)
Foreign currency translation	—	80	80
Ending balance at original discount rate	6,801	4,671	11,472
Effect of changes in discount rate assumptions	(283)	(150)	(433)
Balance, end of year	$6,518	$4,521	$11,039

Net liability for future policy benefits	3,147	4,521	7,668
Less: Reinsurance recoverables	(60)	(50)	(110)
Net liability for future policy benefits, after reinsurance recoverable	$3,087	$4,471	$7,558

Weighted-average liability duration of future policy benefits (years)	13	9
Weighted average interest accretion rate	5%	4%
Weighted average current discount rate	5%	5%
1.For the year ended December 31, 2023, the Company recognized liability remeasurement gains of $3 million from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations. For Direct Insurance segment, the net effect of the changes in cash flow assumptions was a net decrease of liability for future policy benefits, primarily driven by a favorable mortality for annuity products and a decrease in lapse rates and a favorable mortality for term life products. For Pension Risk Transfer segment, the net effect of changes in cash flow assumptions on liability for future policy benefits was largely offset by the corresponding impact in deferred profit liability.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Direct Insurance	Pension Risk Transfer	Total
Present value of expected net premiums
Balance, beginning of year	$—	$—	$—
Acquisition from business combination	4,142	—	4,142
Issuances	170	—	170
Interest accrual	58	—	58
Net premiums collected	(252)	—	(252)
Derecognitions (lapses and withdrawals)	(30)	—	(30)
Ending balance at original discount rate	4,088	—	4,088
Effect of changes in discount rate assumptions	(313)	—	(313)
Balance, end of year	$3,775	$—	$3,775

Present value of expected future policy benefits
Balance, beginning of year	$—	$2,171	$2,171
Beginning balance at original discount rate	—	2,071	2,071
Effect of actual variances from expected experience	—	4	4
Adjusted beginning of year balance	—	2,075	2,075
Acquisition from business combination	7,614	—	7,614
Issuances	169	1,528	1,697
Interest accrual	104	63	167
Benefit payments	(311)	(142)	(453)
Derecognitions (lapses and withdrawals)	(30)	—	(30)
Foreign currency translation	—	(219)	(219)
Ending balance at original discount rate	7,546	3,305	10,851
Effect of changes in discount rate assumptions	(635)	(353)	(988)
Effect of foreign currency translation on the effect of changes in discount rate assumptions	—	12	12
Balance, end of year	$6,911	$2,964	$9,875

Net liability for future policy benefits	3,136	2,964	6,100
Less: Reinsurance recoverables	(64)	(88)	(152)
Net liability for future policy benefits, after reinsurance recoverable	$3,072	$2,876	$5,948

Weighted-average liability duration of future policy benefits (years)	13	9

Weighted average interest accretion rate	5%	3%
Weighted average current discount rate	5%	5%

AS OF AND FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Pension Risk Transfer	Total
Present value of expected future policy benefits
Balance at current discount rate, beginning of year	$1,195	$1,195
Transition impacts	126	126
Adjusted beginning of year balance, at current discount rate	1,321	1,321
Beginning balance at original discount rate	1,115	1,115
Effect of actual variances from expected experience	(15)	(15)
Adjusted beginning of year balance	1,100	1,100
Issuances	1,000	1,000
Interest accrual	40	40
Benefit payments	(71)	(71)
Foreign currency translation	2	2
Ending balance at original discount rate	2,071	2,071
Effect of changes in discount rate assumptions	97	97
Effect of foreign currency translation on the effect of changes in discount rate assumptions	3	3
Balance, end of year	$2,171	$2,171

Net liability for future policy benefits	2,171	2,171
Less: Reinsurance recoverables	(142)	(142)
Net liability for future policy benefits, after reinsurance recoverable	$2,029	$2,029

Weighted-average liability duration of future policy benefits (years)	10

Weighted average interest accretion rate	4%
Weighted average current discount rate	1%
The amounts of undiscounted and discounted expected gross premiums and future benefit payments follow:

	2023		2022
AS OF DEC. 31 US$ MILLIONS	Undiscounted	Discounted	Undiscounted	Discounted
Direct Insurance
Expected future benefit payments	$12,564	$6,518	$14,524	$6,911
Expected future gross premiums	8,010	4,660	9,604	4,918

Pension Risk Transfer
Expected future benefit payments	7,338	4,521	5,023	2,964
Expected future gross premiums	—	—	—	—

Total
Expected future benefit payments	19,902	11,039	19,547	9,875
Expected future gross premiums	8,010	4,660	9,604	4,918
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Gross Premiums or Assessments			Interest Expense
	2023	2022	2021	2023	2022	2021
Direct Insurance	$626	$327	$—	$160	$47	$—
Pension Risk Transfer	1,481	1,557	1,017	126	68	45
b.Deferred Profit Liability
For limited-pay products, gross premiums received in excess of net premiums are deferred at initial recognition as deferred profit liability (“DPL”). The assumptions and reflection of experience for DPL will be consistent with those used in the liability for future policy benefits, including the remeasurement methodology. The discount rate used in calculating DPL will be consistent with the locked-in rate used for the liability for future policy benefits.
DPL is amortized into income on a constant basis in relation with benefit payments. For life contingent payout annuities, DPL is amortized over expected future benefit payments.
For limited payment traditional life permanent contracts, DPL is amortized over face amount for limited payment traditional life permanent contracts.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Balance, beginning of year	$24	$187	$211
Effect of changes in cash flow assumptions	(1)	13	12
Effect of actual variances from expected experience	24	4	28
Adjusted beginning of year balance	47	204	251
Profits deferred	52	29	81
Interest accrual	2	9	11
Amortization	(3)	(18)	(21)
Foreign currency translation	—	4	4
Balance, end of year	$98	$228	$326

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Balance, beginning of year	$—	$158	$158
Effect of actual variances from expected experience	4	(8)	(4)
Adjusted beginning of year balance	4	150	154
Profits deferred	20	51	71
Interest accrual	—	5	5
Amortization	—	(6)	(6)
Foreign currency translation	—	(13)	(13)
Balance, end of year	$24	$187	$211

AS OF AND FOR THE YEAR ENDED DEC.31, 2021 US$ MILLIONS	Pension Risk Transfer	Total
Balance, beginning of year	$57	$57
Transition impacts	80	80
Adjusted balance, beginning of year	137	137
Effect of actual variances from expected experience	(6)	(6)
Adjusted beginning of year balance	131	131
Profits deferred	26	26
Interest accrual	2	2
Amortization	(2)	(2)
Foreign currency translation	1	1
Balance, end of year	$158	$158
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
The liability for unpaid claims and claim adjustment expenses (“unpaid claims”) for property and casualty insurance is included in “Policy and contract claims” in the statements of financial position and is the amount estimated for incurred but not reported (“IBNR”) claims and claims that have been reported but not settled (“case reserves”), as well as associated claim adjustment expenses.
Reserving for IBNR claims are based on the estimated ultimate cost of settling claims, including the effects of inflation and other social and economic factors, using past experience adjusted for current trends and any other factors that would modify past experience. The Company uses a variety of actuarial techniques to analyze current claims costs, including frequency and severity data. These actuarial techniques consider variables such as past claims experience, current claims trends and prevailing economic, social and legal environments. The suitability of each actuarial technique depends on the characteristics of insurance products, some of which have a stable pattern of claims and expense emergence while others may not have a stable pattern or may not be mature enough to use past claims data to forecast ultimate claims and expenses. The general approach for estimating reserves for IBNR claims is to forecast ultimate claims and expenses first, which are reduced by the amount of cumulative paid claims and case reserves. Reserves established in prior years are adjusted as claims experience develops and new information becomes available. The effects of changes to previously estimated reserves are included in the statements of operations in the year in which the changes occur. There have been no significant changes in methodologies or assumptions used to calculate the liability for unpaid claims.
Information regarding the liability for unpaid claims is shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2023	2022
Policy and contract claims, beginning	$1,786	$1,706
Less: Unpaid claims balance, beginning – long-duration	217	210
Gross unpaid claims balance, beginning – short-duration	1,569	1,496
Less: Reinsurance recoverables, beginning	305	281
Net unpaid claims balance, beginning – short-duration	1,264	1,215
Acquisition from business combination, net of reinsurance	2,735	—
Add: incurred related to
Current accident year	1,653	831
Prior accident years	(80)	(31)
Total incurred claims	1,573	800
Less: paid claims related to
Current accident year	998	555
Prior accident years	533	196
Total paid claims	1,531	751
Net unpaid claims balance, ending – short-duration	4,041	1,264
Foreign currency translation	4	—
Add: Reinsurance recoverables, ending	3,045	305
Gross unpaid claims balance, ending – short-duration	7,090	1,569
Add: Unpaid claims balance, ending – long duration	198	217
Policy and contract claims, ending	$7,288	$1,786
The Company had no liability for unpaid claims in 2021.
The estimates for ultimate incurred claims attributable to insured events of prior years decreased by approximately $80 million and $31 million, respectively, for the years ended December 31, 2023 and 2022. The favorable development in 2023 was a reflection of lower-than-anticipated losses emerging from the liability line of business, including commercial auto, commercial multi-peril and workers compensation businesses. The favorable development in 2022 was a reflection of lower liability claim settlement costs emerging primarily from the liability line of business, including personal and commercial auto, agribusiness and commercial business owner businesses.
Claims and Claim Adjustment Expenses
The claims development tables as of December 31, 2023 are presented separately for each of the following major property and casualty lines of business:
•Liability – includes a broad range of primary and excess casualty products, such as specialty casualty, construction defect, general liability, commercial multi-peril, workers compensation, product liability, environmental liability and auto liability
•Professional – provides both admitted and non-admitted policies for professional liability such as management liability (including directors and officers), transaction liability and errors and omissions liability
•Property – offers policies protecting various types of personal and commercial properties from man-made and natural disasters, including property insurance for homeowners and renters, inland marine and auto physical damages
•Specialty – includes niche insurance coverages such as surety, animal mortality and ocean marine
The reconciliation of the net incurred and paid claims development tables to the “Policy and contract claims” in the statement of financial position follows.

AS OF DEC. 31 US$ MILLIONS	2023
Net outstanding liabilities:
Liability	$2,677
Professional	511
Property	90
Specialty	87
Other short-duration lines not included in claims development table[1]	522
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	3,887
Reinsurance recoverables:
Liability	1,482
Professional	409
Property	168
Specialty	48
Other short-duration lines not included in claims development table[1]	795
Total reinsurance recoverables[2]	2,902
Insurance lines other than short-duration	177
Unallocated claim adjustment expenses	322
Policy and contract claims	$7,288
1.Certain lines of business were excluded from claims development tables and other disclosures that are applicable to short-duration contracts due to significantly longer claims development period (e.g., for claim coverages relating to accident years prior to the mid-1990s) or individually insignificant lines of business that do not fall under the Company’s four major property and casualty lines.
2.Balance excludes $143 million of reinsurance recoverables on short-duration health claims as of December 31, 2023.
The amounts of incurred and paid claims are presented net of reinsurance. The tables present claims development and cumulative claim payments by incurred year and are only presented for significant short-duration product liabilities. The information about incurred and paid claims development prior to 2023 is presented as supplementary information. The cumulative number of reported claims is calculated on a per claim basis.
Liability Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2023
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$814	$799	$786	$774	$774	$769	$773	$786	$756	$757	$(4)	85,003
2015		821	819	799	798	792	799	812	782	784	2	82,647
2016			874	869	855	862	859	880	851	856	9	86,255
2017				954	952	954	962	996	947	951	6	98,248
2018					1,055	1,045	1,011	1,006	948	965	18	103,458
2019						1,082	1,069	1,057	937	963	18	95,280
2020							1,067	1,017	986	1,038	149	84,739
2021								1,155	1,156	1,185	278	82,318
2022									1,235	1,249	416	79,061
2023										1,358	630	82,413
									Total	$10,106

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$224	$391	$505	$594	$654	$692	$715	$726	$741	$745
2015		221	388	499	598	667	706	736	757	759
2016			245	418	538	655	714	768	809	819
2017				260	475	615	729	807	876	889
2018					283	506	644	749	846	875
2019						287	533	666	783	844
2020							306	517	636	756
2021								343	590	736
2022									355	625
2023										465
									Total	$7,513
All outstanding liabilities before 2014, net of reinsurance										84
Liabilities for claims and claim adjustment expenses, net of reinsurance										$2,677
Professional Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2023
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$23	$23	$27	$35	$37	$36	$36	$35	$34	$34	$(1)	1,125
2015		31	31	34	35	38	39	39	32	32	(3)	1,903
2016			45	46	46	44	37	44	45	47	2	3,326
2017				61	63	79	89	101	88	88	(10)	3,840
2018					72	74	80	96	90	89	(4)	4,355
2019						95	98	106	96	119	15	4,954
2020							154	144	129	161	42	5,065
2021								179	160	161	68	5,199
2022									186	170	122	5,147
2023										149	142	4,422
									Total	$1,050

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$2	$6	$16	$25	$27	$33	$34	$35	$35	$35
2015		2	9	17	22	27	32	33	35	35
2016			2	12	26	30	32	35	39	45
2017				4	25	38	61	79	87	87
2018					5	18	45	64	80	81
2019						6	34	51	83	94
2020							14	37	72	83
2021								12	40	55
2022									15	27
2023										9
									Total	$551
All outstanding liabilities before 2014, net of reinsurance										12
Liabilities for claims and claim adjustment expenses, net of reinsurance										$511
Property Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2023
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$80	$82	$77	$77	$77	$77	$76	$76	$76	$75	$(1)	8,057
2015		74	73	70	69	69	69	69	68	68	(1)	7,362
2016			59	58	57	57	57	57	54	54	—	7,701
2017				75	80	87	95	95	97	91	(3)	9,930
2018					89	93	95	97	102	101	(4)	10,881
2019						91	89	98	98	90	(7)	11,496
2020							130	133	133	134	(6)	11,379
2021								112	115	117	(6)	10,312
2022									446	451	3	65,562
2023										472	21	68,475
									Total	$1,653

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$52	$73	$76	$76	$76	$76	$76	$76	$76	$76
2015		45	68	69	68	68	69	69	69	69
2016			39	55	56	56	56	56	55	55
2017				54	95	114	101	88	95	91
2018					61	127	107	99	101	103
2019						56	82	91	94	96
2020							76	117	122	127
2021								71	118	118
2022									350	439
2023										393
									Total	$1,567
All outstanding liabilities before 2014, net of reinsurance										4
Liabilities for claims and claim adjustment expenses, net of reinsurance										$90
Specialty Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2023
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$13	$13	$9	$6	$5	$5	$5	$4	$4	$4	$—	20
2015		15	14	10	6	1	1	—	—	—	—	14
2016			15	15	11	6	5	3	3	3	—	46
2017				17	17	9	2	2	2	2	—	62
2018					21	17	3	4	4	3	—	82
2019						23	9	6	6	6	—	140
2020							25	10	17	16	—	322
2021								28	7	4	—	479
2022									99	92	7	17,197
2023										145	51	18,017
									Total	$275

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
2014	$1	$3	$4	$4	$4	$4	$4	$4	$4	$4
2015		—	—	—	—	—	—	—	—	—
2016			1	2	2	2	2	3	3	3
2017				1	1	1	1	1	1	1
2018					—	1	2	1	2	3
2019						1	1	3	5	5
2020							—	8	11	12
2021								—	2	3
2022									45	74
2023										84
									Total	$189
All outstanding liabilities before 2014, net of reinsurance										1
Liabilities for claims and claim adjustment expenses, net of reinsurance										$87
For short-duration health insurance claims, the total of IBNR plus expected development on reported claims included in the liability for unpaid claims as of December 31, 2023 and 2022 were $4 million and $16 million, respectively.
Claims Duration
The following table provides supplementary information about the 10-year average annual percentage payout of incurred claims as of December 31, 2023:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
AS OF DEC. 31, 2023	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Liability	23.2%	21.8%	16.6%	15.5%	8.9%	5.2%	3.0%	1.8%	1.1%	1.8%
Property	72.1%	24.3%	2.6%	0.7%	0.2%	0.1%	—%	—%	—%	—%
Professional	5.6%	17.1%	20.0%	17.8%	13.4%	9.5%	6.3%	4.0%	2.5%	1.5%
Specialty	35.7%	40.0%	15.6%	5.6%	1.6%	0.7%	0.3%	0.1%	0.1%	0.1%
Information about Amounts Reported at Present Value
The Company discount the liability for unpaid claims relating to certain of its products within Liability line of business as well as certain pension-type liabilities not included in the four major property and casualty lines of business. The following tables provide information about these discounted liabilities for unpaid claims:

AS OF DEC. 31 US$ MILLIONS	Carrying amount of policy and contract claims		Aggregate amount of discount
	2023	2022	2023	2022
Liability	$183	$—	$16	$—
Other	77	—	5	—
Total	$260	$—	$21	$—

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Interest Accretion[1]		Discount rate
	2023	2022	2023	2022
Liability	$—	$—	2%	—%
Other	—	—	4%	—%
Total	$—	$—
1.Interest accretion is recorded within “Policyholder benefits and claims incurred” in the statements of operations.